Income Taxes (Tables)	12 Months Ended
Jan. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Asset	As of January 31 our deferred tax asset is as follows:
	January 31, 2016	January 31, 2015
Deferred Tax Assets	$9,391,000	$8,853,000
Less Valuation Allowance	(9,391,000)	(8,853,000)
	$-	$-